Share Capital and Reserve - Summary of the Company's Other Equity Instruments and the Changes for the Year (Detail) - Warrants [member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding beginning balance	24,009,972	28,046,400
Number of warrants, Mariana Resources Ltd. replacement warrants		2,025,314
Number of warrants, exercised	(1,021,624)	(1,059,242)
Number of warrants, expired unexercised	(22,948)	(5,002,500)
Number of warrants, outstanding ending balance	22,965,400	24,009,972
Shares to be issued upon exercise of the warrants, outstanding beginning balance	24,009,972	28,046,400
Shares to be issued upon exercise of the warrants, Mariana Resources Ltd. replacement warrants		2,025,314
Shares to be issued upon exercise of the warrants, exercised	(1,021,624)	(1,059,242)
Shares to be issued upon exercise of the warrants, expired unexercised	(22,948)	(5,002,500)
Shares to be issued upon exercise of the warrants, outstanding ending balance	22,965,400	24,009,972